The Gabelli Asset Fund
Schedule of Investments — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.7%
Aerospace  — 0.6%
2,000 Astronics Corp.† ...................................... $ 31,720
9,000 HEICO Corp. ............................................. 1,457,370
12,200 L3Harris Technologies Inc. ....................... 2,124,264
4,850 Lockheed Martin Corp. ............................. 1,983,456
1,600 Mercury Systems Inc.† ............................. 59,344
6,250 Northrop Grumman Corp. ......................... 2,751,188
318,400 Rolls-Royce Holdings plc† ........................ 858,152
3,525 RTX Corp. ................................................ 253,694
1,365 The Boeing Co.† ....................................... 261,643
9,780,831
Agriculture  — 0.5%
100,000 Archer-Daniels-Midland Co. ...................... 7,542,000
19,500 The Mosaic Co. ........................................ 694,200
8,236,200
Airlines  — 0.0%
33 American Airlines Group Inc.† .................. 423
Automotive  — 1.0%
1,500 Daimler Truck Holding AG ......................... 52,049
5,000 Ferrari NV ................................................ 1,477,700
315,350 Iveco Group NV† ...................................... 2,954,624
128,500 PACCAR Inc. ............................................ 10,925,070
46,000 Traton SE ................................................. 969,266
2,900 Volkswagen AG ........................................ 382,333
16,761,042
Automotive: Parts and Accessories  — 3.9%
2,500 Aptiv plc† ................................................. 246,475
71,550 BorgWarner Inc. ....................................... 2,888,474
78,814 Brembo SpA ............................................. 979,915
800 Cummins Inc. ........................................... 182,768
336,000 Dana Inc. ................................................. 4,929,120
252,440 Garrett Motion Inc.† ................................. 1,989,227
229,200 Genuine Parts Co. ..................................... 33,091,896
65,000 Modine Manufacturing Co.† ...................... 2,973,750
3,000 Monro Inc. ............................................... 83,310
17,700 O'Reilly Automotive Inc.† ......................... 16,086,822
30,000 Standard Motor Products Inc. ................... 1,008,600
64,460,357
Aviation: Parts and Services  — 0.3%
20,000 Curtiss-Wright Corp. ................................ 3,912,600
77,500 Kaman Corp. ............................................ 1,522,875
5,435,475
Broadcasting  — 0.8%
700 Cogeco Communications Inc. ................... 32,401
16,800 Cogeco Inc. .............................................. 609,414
36,000 Corus Entertainment Inc., Cl. B ................. 27,533
29,750 Liberty Broadband Corp., Cl. A† ................ 2,704,573
68,663 Liberty Broadband Corp., Cl. C† ................ 6,270,305
14,000 Nexstar Media Group Inc. ......................... 2,007,180
Shares
Market
Value
66,000 Sinclair Inc. .............................................. $ 740,520
16,000 TBS Holdings Inc. ..................................... 269,218
25,000 TEGNA Inc. .............................................. 364,250
13,025,394
Building and Construction  — 1.0%
53,950 Arcosa Inc. ............................................... 3,879,005
900 Ashtead Group plc .................................... 54,926
33,200 Assa Abloy AB, Cl. B ................................. 723,830
36,500 Fortune Brands Innovations Inc. ............... 2,268,840
54,400 Herc Holdings Inc. .................................... 6,470,336
32,000 Johnson Controls International plc ............ 1,702,720
13,000 KBR Inc. .................................................. 766,220
18,000 Knife River Corp.† .................................... 878,940
1,000 Lennar Corp., Cl. B ................................... 102,230
16,847,047
Business Services  — 2.8%
120,000 Clear Channel Outdoor Holdings Inc.† ....... 189,600
20,000 Diebold Nixdorf Inc.† ................................ 0
19,300 Ecolab Inc. ............................................... 3,269,420
9,000 Live Nation Entertainment Inc.† ................ 747,360
69,950 Mastercard Inc., Cl. A ............................... 27,693,904
19,000 Rentokil Initial plc, ADR ............................ 703,950
45,000 The Interpublic Group of Companies Inc. .. 1,289,700
3,800 United Rentals Inc. ................................... 1,689,366
17,500 V2X Inc.† ................................................. 904,050
39,775 Visa Inc., Cl. A .......................................... 9,148,648
45,635,998
Cable and Satellite  — 2.5%
37,000 AMC Networks Inc., Cl. A† ........................ 435,860
5,450 Charter Communications Inc., Cl. A† ......... 2,397,019
371,650 Comcast Corp., Cl. A ................................ 16,478,961
40,000 DISH Network Corp., Cl. A† ...................... 234,400
38,600 EchoStar Corp., Cl. A† .............................. 646,550
130,000 Liberty Global plc, Cl. A† .......................... 2,225,600
293,750 Liberty Global plc, Cl. C† .......................... 5,452,000
7,850 Naspers Ltd., Cl. N ................................... 1,254,404
6,500 Prosus NV† .............................................. 191,884
322,000 Rogers Communications Inc., Cl. B ........... 12,361,580
41,678,258
Communications Equipment  — 0.2%
77,000 Corning Inc. ............................................. 2,346,190
3,100 QUALCOMM Inc. ...................................... 344,286
2,690,476
Computer Hardware  — 0.2%
12,200 Apple Inc. ................................................ 2,088,762
7,550 Intel Corp. ................................................ 268,403
5,200 International Business Machines Corp. ...... 729,560
3,086,725
Computer Software and Services  — 2.0%
3,100 Activision Blizzard Inc. .............................. 290,253

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Computer Software and Services (Continued)
10,750 Alphabet Inc., Cl. A† ................................. $ 1,406,745
83,000 Alphabet Inc., Cl. C† ................................. 10,943,550
6,150 Cisco Systems Inc. ................................... 330,624
4,800 Gen Digital Inc. ......................................... 84,864
23,000 Hewlett Packard Enterprise Co. ................. 399,510
27,100 Meta Platforms Inc., Cl. A† ....................... 8,135,691
12,575 Microsoft Corp. ........................................ 3,970,556
2,700 Oracle Corp. ............................................. 285,984
50,000 PAR Technology Corp.† ............................ 1,927,000
13,500 Rockwell Automation Inc. ......................... 3,859,245
1,650 Salesforce Inc.† ....................................... 334,587
13,000 Vimeo Inc.† .............................................. 46,020
1,950 VMware Inc., Cl. A† .................................. 324,636
32,339,265
Consumer Products  — 3.2%
25,000 Brunswick Corp. ....................................... 1,975,000
10,700 Christian Dior SE ...................................... 7,884,865
38,500 Church & Dwight Co. Inc. ......................... 3,527,755
370,100 Edgewell Personal Care Co. ...................... 13,678,896
98,750 Energizer Holdings Inc. ............................. 3,163,950
9,350 Essity AB, Cl. A ......................................... 202,395
41,650 Essity AB, Cl. B ......................................... 899,290
3,100 Givaudan SA ............................................ 10,139,728
28,000 Harley-Davidson Inc. ................................ 925,680
1,700 Hermes International SCA ......................... 3,109,013
3,500 National Presto Industries Inc. .................. 253,610
15,000 Philip Morris International Inc. .................. 1,388,700
31,425 Reckitt Benckiser Group plc ...................... 2,221,515
60,000 Sally Beauty Holdings Inc.† ...................... 502,800
3,700 The Estee Lauder Companies Inc., Cl. A ..... 534,835
14,500 The Procter & Gamble Co. ........................ 2,114,970
1,200 Unilever plc .............................................. 59,472
31,000 Wolverine World Wide Inc. ....................... 249,860
52,832,334
Consumer Services  — 0.5%
2,000 Allegion plc .............................................. 208,400
2,450 Amazon.com Inc.† ................................... 311,444
750 FedEx Corp. .............................................. 198,690
19,000 IAC Inc.† .................................................. 957,410
169,000 Rollins Inc. ............................................... 6,308,770
5,600 Uber Technologies Inc.† ........................... 257,544
8,242,258
Diversified Industrial  — 6.7%
10,100 ABB Ltd., ADR .......................................... 359,459
450 Acuity Brands Inc. .................................... 76,639
35,000 Ampco-Pittsburgh Corp.† ......................... 92,050
5,000 Ardagh Group SA† ................................... 18,525
60,000 Avantor Inc.† ........................................... 1,264,800
313,250 Bollore SE ................................................ 1,685,724
Shares
Market
Value
198,800 Crane Co. ................................................. $ 17,661,392
9,150 Crane NXT Co. .......................................... 508,466
83,300 Eaton Corp. plc ......................................... 17,766,224
3,400 Emerson Electric Co. ................................ 328,338
7,000 EnPro Industries Inc. ................................ 848,330
1,675 General Electric Co. .................................. 185,171
119,450 Greif Inc., Cl. A ......................................... 7,980,454
49,450 Honeywell International Inc. ...................... 9,135,393
4,000 Hyster-Yale Materials Handling Inc. ........... 178,320
19,000 Ingersoll Rand Inc. ................................... 1,210,680
180,425 ITT Inc. .................................................... 17,665,412
14,200 Jardine Matheson Holdings Ltd. ................ 659,164
236,150 Myers Industries Inc. ................................ 4,234,170
19,500 nVent Electric plc ...................................... 1,033,305
10,000 Park-Ohio Holdings Corp. ......................... 199,100
28,000 Pentair plc ................................................ 1,813,000
325 Siemens AG ............................................. 46,614
6,000 Sulzer AG ................................................. 574,534
9,300 Svenska Cellulosa AB SCA, Cl. A ............... 127,682
36,000 Svenska Cellulosa AB SCA, Cl. B ............... 494,090
172,700 Textron Inc. .............................................. 13,494,778
245,000 Toray Industries Inc. ................................. 1,275,495
19,300 Trane Technologies plc ............................. 3,916,163
200,500 Trinity Industries Inc. ................................ 4,882,175
3,000 Waters Corp.† .......................................... 822,630
110,538,277
Electronics  — 4.3%
140,000 Flex Ltd.† ................................................. 3,777,200
10,500 Kyocera Corp., ADR .................................. 537,810
1,300 Mettler-Toledo International Inc.† .............. 1,440,491
385,000 Mirion Technologies Inc.† ......................... 2,875,950
238,000 Resideo Technologies Inc.† ...................... 3,760,400
2,100 Samsung Electronics Co. Ltd., GDR .......... 2,646,000
455,200 Sony Group Corp., ADR ............................ 37,513,032
30,200 TE Connectivity Ltd. .................................. 3,730,606
73,700 Texas Instruments Inc. ............................. 11,719,037
4,000 Thermo Fisher Scientific Inc. ..................... 2,024,680
70,025,206
Energy and Utilities  — 3.3%
49,200 BP plc, ADR ............................................. 1,905,024
64,200 Chevron Corp. .......................................... 10,825,404
34,500 ConocoPhillips ......................................... 4,133,100
84,500 Devon Energy Corp. .................................. 4,030,650
25,000 Dril-Quip Inc.† .......................................... 704,250
27,000 Enbridge Inc. ............................................ 896,130
71,350 EOG Resources Inc. .................................. 9,044,326
58,000 Exxon Mobil Corp. .................................... 6,819,640
132,000 Halliburton Co. ......................................... 5,346,000
975 Hess Corp. ............................................... 149,175
22,000 Kinder Morgan Inc. ................................... 364,760
59,000 National Fuel Gas Co. ................................ 3,062,690

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
2,500 NextEra Energy Inc. .................................. $ 143,225
17,000 NextEra Energy Partners LP ...................... 504,900
34,000 Occidental Petroleum Corp. ...................... 2,205,920
80,000 PG&E Corp.† ............................................ 1,290,400
5,800 Shell plc, ADR .......................................... 373,404
27,500 Southwest Gas Holdings Inc. .................... 1,661,275
89,500 The AES Corp. .......................................... 1,360,400
3,707 Vitesse Energy Inc. ................................... 84,853
54,905,526
Entertainment  — 6.0%
115,800 Atlanta Braves Holdings Inc., Cl. A† .......... 4,524,306
300,771 Atlanta Braves Holdings Inc., Cl. C† .......... 10,746,548
109,000 Fox Corp., Cl. A ........................................ 3,400,800
30,000 Fox Corp., Cl. B ........................................ 866,400
852,100 Grupo Televisa SAB, ADR ......................... 2,598,905
34,150 Liberty Media Corp.-Liberty Formula One,
Cl. A† ................................................... 1,930,841
39,100 Liberty Media Corp.-Liberty Formula One,
Cl. C† ................................................... 2,435,930
13,961 Liberty Media Corp.-Liberty Live, Cl. A† .... 445,635
50,459 Liberty Media Corp.-Liberty Live, Cl. C† .... 1,619,734
233,147 Liberty Media Corp.-Liberty SiriusXM† ...... 5,935,922
50,000 Liberty Media Corp.-Liberty SiriusXM,
Cl. A† ................................................... 1,272,500
167,870 Madison Square Garden Entertainment
Corp.† .................................................. 5,524,602
123,383 Madison Square Garden Sports Corp. ....... 21,752,423
350 Netflix Inc.† .............................................. 132,160
373,791 Paramount Global, Cl. A ............................ 5,902,160
80,000 Paramount Global, Cl. B ............................ 1,032,000
172,720 Sphere Entertainment Co.† ....................... 6,418,275
825 Take-Two Interactive Software Inc.† .......... 115,822
104,125 The Walt Disney Co.† ............................... 8,439,331
355,000 Vivendi SE ................................................ 3,113,686
915,421 Warner Bros Discovery Inc.† .................... 9,941,472
98,149,452
Environmental Services  — 2.8%
10,510 Phinia Inc. ................................................ 281,563
211,500 Republic Services Inc. .............................. 30,140,865
79,000 Waste Connections Inc. ............................ 10,609,700
27,200 Waste Management Inc. ........................... 4,146,368
45,178,496
Equipment and Supplies  — 9.7%
321,900 AMETEK Inc. ............................................ 47,563,944
22,000 Amphenol Corp., Cl. A .............................. 1,847,780
16,350 AZZ Inc. ................................................... 745,233
44,650 Crown Holdings Inc. ................................. 3,950,632
128,050 CTS Corp. ................................................ 5,344,807
5,000 Danaher Corp. .......................................... 1,240,500
Shares
Market
Value
21,000 Distribution Solutions Group Inc.† ............ $ 546,000
345,900 Donaldson Co. Inc. ................................... 20,629,476
382,350 Flowserve Corp. ....................................... 15,206,060
56,000 Graco Inc. ................................................ 4,081,280
12,000 Hubbell Inc. .............................................. 3,760,920
80,550 IDEX Corp. ............................................... 16,756,011
39,150 Interpump Group SpA .............................. 1,800,109
94,500 Mueller Industries Inc. .............................. 7,102,620
92,500 Sealed Air Corp. ....................................... 3,039,550
24,000 The Manitowoc Co. Inc.† .......................... 361,200
47,150 The Timken Co. ........................................ 3,465,053
16,200 The Toro Co. ............................................ 1,346,220
68,000 The Weir Group plc .................................. 1,577,614
29,000 Valmont Industries Inc. ............................. 6,966,090
65,500 Watts Water Technologies Inc., Cl. A ......... 11,319,710
158,650,809
Financial Services  — 8.7%
42,000 AllianceBernstein Holding LP .................... 1,274,700
147,600 American Express Co. ............................... 22,020,444
1,500 Ameriprise Financial Inc. ........................... 494,520
13,400 Bank of America Corp. .............................. 366,892
66 Berkshire Hathaway Inc., Cl. A† ................ 35,077,482
67,700 Blackstone Inc. ......................................... 7,253,378
5,625 Brookfield Asset Management Ltd., Cl. A ... 187,537
22,500 Brookfield Corp. ....................................... 703,575
20,800 Citigroup Inc. ........................................... 855,504
40,000 FTAI Aviation Ltd. ..................................... 1,422,000
60,000 GAM Holding AG† .................................... 29,661
32,500 Interactive Brokers Group Inc., Cl. A ......... 2,813,200
2,690 Intercontinental Exchange Inc. .................. 295,954
31,500 Jefferies Financial Group Inc. .................... 1,153,845
64,575 JPMorgan Chase & Co. ............................. 9,364,666
40,000 Kinnevik AB, Cl. B† ................................... 399,797
79,200 KKR & Co. Inc. ......................................... 4,878,720
1,200 LendingTree Inc.† ..................................... 18,600
87,000 Loews Corp. ............................................. 5,507,970
6,450 M&T Bank Corp. ....................................... 815,603
20,500 Marsh & McLennan Companies Inc. .......... 3,901,150
1,700 Nasdaq Inc. .............................................. 82,603
12,100 PayPal Holdings Inc.† ............................... 707,366
12,000 Popular Inc. ............................................. 756,120
20,000 PROG Holdings Inc.† ................................ 664,200
95,800 State Street Corp. ..................................... 6,414,768
9,750 T. Rowe Price Group Inc. .......................... 1,022,482
363,400 The Bank of New York Mellon Corp. .......... 15,499,010
21,500 The Goldman Sachs Group Inc. ................. 6,956,755
20,000 The Hartford Financial Services Group Inc. 1,418,200
25,100 The PNC Financial Services Group Inc. ...... 3,081,527
9,000 Value Line Inc. ......................................... 393,480
158,400 Wells Fargo & Co. .................................... 6,472,224
142,303,933

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage  — 13.7%
92,014 BellRing Brands Inc.† ............................... $ 3,793,737
631,400 Brown-Forman Corp., Cl. A ....................... 36,684,340
85,450 Brown-Forman Corp., Cl. B ....................... 4,929,611
22,000 Campbell Soup Co. ................................... 903,760
766,150 China Mengniu Dairy Co. Ltd. ................... 2,568,199
23,400 Coca-Cola Europacific Partners plc ............ 1,462,032
15,400 Coca-Cola HBC AG ................................... 422,577
44,000 Conagra Brands Inc. ................................. 1,206,480
10,000 Constellation Brands Inc., Cl. A ................. 2,513,300
28,000 Crimson Wine Group Ltd.† ....................... 168,140
90,100 Danone SA ............................................... 4,978,195
20,000 Davide Campari-Milano NV ....................... 236,084
1,400 Diageo plc ................................................ 51,825
196,850 Diageo plc, ADR ....................................... 29,366,083
70,000 Farmer Brothers Co.† ............................... 180,600
222,000 Flowers Foods Inc. ................................... 4,923,960
31,500 Fomento Economico Mexicano SAB de CV,
ADR ..................................................... 3,438,225
69,000 General Mills Inc. ..................................... 4,415,310
1,456,300 Grupo Bimbo SAB de CV, Cl. A .................. 7,000,936
10,500 Heineken Holding NV ................................ 792,620
74,150 Heineken NV ............................................ 6,542,854
19,350 Heineken NV, ADR .................................... 854,883
128,050 ITO EN Ltd. .............................................. 4,120,667
7,000 John Bean Technologies Corp. .................. 735,980
20,000 Kellanova ................................................. 1,190,200
57,900 Kerry Group plc, Cl. A ............................... 4,748,736
400 Kerry Group plc, Cl. A ............................... 33,485
165,700 Kikkoman Corp. ........................................ 8,697,476
3,000 Lamb Weston Holdings Inc. ...................... 277,380
16,950 LVMH Moet Hennessy Louis Vuitton SE .... 12,838,166
55,000 Maple Leaf Foods Inc. .............................. 1,056,875
37,000 MEIJI Holdings Co. Ltd. ............................ 920,048
149,000 Mondelēz International Inc., Cl. A .............. 10,340,600
44,000 Morinaga Milk Industry Co. Ltd. ................ 1,656,772
19,500 National Beverage Corp.† ......................... 916,890
40,300 Nestlé SA ................................................. 4,567,348
94,300 Nissin Foods Holdings Co. Ltd. ................. 7,840,454
83 Nomad Foods Ltd.† .................................. 1,263
52,550 PepsiCo Inc. ............................................. 8,904,072
45,125 Pernod Ricard SA ..................................... 7,530,772
71,300 Post Holdings Inc.† .................................. 6,113,262
64,800 Remy Cointreau SA .................................. 7,923,158
16,450 Suntory Beverage & Food Ltd. .................. 500,853
2,000 The Boston Beer Co. Inc., Cl. A† ............... 779,060
19,400 The Coca-Cola Co. .................................... 1,086,012
1,150 The Hain Celestial Group Inc.† .................. 11,926
19,400 The J.M. Smucker Co. .............................. 2,384,454
87,500 The Kraft Heinz Co. ................................... 2,943,500
215,000 Tingyi (Cayman Islands) Holding Corp. ..... 300,359
Shares
Market
Value
24,771 Tootsie Roll Industries Inc. ....................... $ 739,662
42,000 TreeHouse Foods Inc.† ............................. 1,830,360
247,300 Yakult Honsha Co. Ltd. ............................. 6,012,051
224,435,592
Health Care  — 5.8%
8,000 Abbott Laboratories .................................. 774,800
25,300 AbbVie Inc. .............................................. 3,771,218
28,550 Amgen Inc. .............................................. 7,673,098
11,000 AstraZeneca plc, ADR ............................... 744,920
25,000 Bausch + Lomb Corp.† ............................. 423,750
24,000 Bausch Health Cos. Inc.† .......................... 197,280
41,200 Baxter International Inc. ............................ 1,554,888
7,970 Biogen Inc.† ............................................. 2,048,370
1,500 BioMarin Pharmaceutical Inc.† ................. 132,720
6,000 Bio-Rad Laboratories Inc., Cl. A† .............. 2,150,700
75,400 Bristol-Myers Squibb Co. .......................... 4,376,216
17,000 Catalent Inc.† ........................................... 774,010
17,800 Cencora Inc. ............................................. 3,203,466
2,000 Charles River Laboratories International
Inc.† ..................................................... 391,960
7,400 Chemed Corp. .......................................... 3,845,780
8,000 CONMED Corp. ........................................ 806,800
15,000 DaVita Inc.† ............................................. 1,417,950
103,400 Demant A/S† ............................................ 4,288,760
30,000 DENTSPLY SIRONA Inc. ........................... 1,024,800
4,000 Elevance Health Inc. ................................. 1,741,680
80,000 Evolent Health Inc., Cl. A† ......................... 2,178,400
13,850 Fortrea Holdings Inc.† .............................. 395,972
4,000 Gerresheimer AG ...................................... 420,574
10,750 Haleon plc ................................................ 44,706
15,000 Halozyme Therapeutics Inc.† .................... 573,000
24,190 HCA Healthcare Inc. .................................. 5,950,256
87,336 Henry Schein Inc.† ................................... 6,484,698
2,500 ICU Medical Inc.† ..................................... 297,525
5,400 Indivior plc† ............................................. 117,210
20,000 Integer Holdings Corp.† ............................ 1,568,600
650 IQVIA Holdings Inc.† ................................ 127,888
23,550 Johnson & Johnson ................................. 3,667,912
12,325 Laboratory Corp. of America Holdings ....... 2,477,941
4,000 McKesson Corp. ....................................... 1,739,400
22,300 Medtronic plc ........................................... 1,747,428
44,450 Merck & Co. Inc. ...................................... 4,576,127
975 Moderna Inc.† .......................................... 100,708
70,000 Option Care Health Inc.† ........................... 2,264,500
17,500 Perrigo Co. plc ......................................... 559,125
26,200 Pfizer Inc. ................................................ 869,054
14,000 QuidelOrtho Corp.† ................................... 1,022,560
350 Regeneron Pharmaceuticals Inc.† ............. 288,036
40,000 Roche Holding AG, ADR ........................... 1,357,200
6,900 Stryker Corp. ............................................ 1,885,563
28,794 Tenet Healthcare Corp.† ............................ 1,897,237

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care (Continued)
13,000 The Cigna Group ...................................... $ 3,718,910
5,000 The Cooper Companies Inc. ...................... 1,590,050
1,375 UnitedHealth Group Inc. ........................... 693,261
3,700 Vertex Pharmaceuticals Inc.† .................... 1,286,638
20,350 Zimmer Biomet Holdings Inc. ................... 2,283,677
7,000 Zoetis Inc. ................................................ 1,217,860
94,745,182
Hotels and Gaming  — 1.0%
10,500 Accor SA .................................................. 354,570
5,400 Churchill Downs Inc. ................................ 626,616
3,250 Entain plc ................................................. 36,989
200 Flutter Entertainment plc† ......................... 32,674
327,100 Genting Singapore Ltd. ............................. 202,194
9,000 Hyatt Hotels Corp., Cl. A ........................... 954,720
1,100 Las Vegas Sands Corp. ............................. 50,424
2,894,100 Mandarin Oriental International Ltd. .......... 4,934,441
156,200 MGM Resorts International ....................... 5,741,912
17,100 Ryman Hospitality Properties Inc., REIT .... 1,424,088
1,023,350 The Hongkong & Shanghai Hotels Ltd.† .... 821,978
19,000 Universal Entertainment Corp. ................... 280,474
3,000 Wyndham Hotels & Resorts Inc. ............... 208,620
6,550 Wynn Resorts Ltd. ................................... 605,285
16,274,985
Machinery  — 6.6%
22,000 Astec Industries Inc. ................................. 1,036,420
99,670 Caterpillar Inc. .......................................... 27,209,910
1,422,700 CNH Industrial NV .................................... 17,214,670
71,550 CNH Industrial NV, Borsa ltaliana .............. 872,957
129,270 Deere & Co. ............................................. 48,783,913
5,000 Generac Holdings Inc.† ............................ 544,800
13,000 Mueller Water Products Inc., Cl. A ............. 164,840
128,500 Xylem Inc. ................................................ 11,697,355
107,524,865
Manufactured Housing and Recreational
Vehicles  — 0.5%
23,500 Cavco Industries Inc.† .............................. 6,243,010
825 Nobility Homes Inc. .................................. 24,639
25,000 Skyline Champion Corp.† ......................... 1,593,000
7,860,649
Metals and Mining  — 2.8%
48,350 Agnico Eagle Mines Ltd. ........................... 2,197,508
147,400 Barrick Gold Corp. .................................... 2,144,670
68,600 Franco-Nevada Corp. ................................ 9,157,414
105,850 Freeport-McMoRan Inc. ............................ 3,947,146
28,000 Kinross Gold Corp. ................................... 127,680
15,000 MP Materials Corp.† ................................. 286,500
391,450 Newmont Corp. ........................................ 14,464,077
99,500 Royal Gold Inc. ......................................... 10,579,835
Shares
Market
Value
74,750 Wheaton Precious Metals Corp. ................ $ 3,031,113
45,935,943
Publishing  — 1.6%
98,000 News Corp., Cl. A ..................................... 1,965,880
62,880 S&P Global Inc. ........................................ 22,976,981
112,000 The E.W. Scripps Co., Cl. A† ..................... 613,760
25,556,621
Real Estate  — 0.7%
750 Alexandria Real Estate Equities Inc., REIT .. 75,075
7,000 American Tower Corp., REIT ..................... 1,151,150
2,150 Prologis Inc., REIT ................................... 241,252
173,000 The St. Joe Co. ......................................... 9,399,090
35,800 Weyerhaeuser Co., REIT ........................... 1,097,628
11,964,195
Retail  — 2.4%
62,100 AutoNation Inc.† ...................................... 9,401,940
700 AutoZone Inc.† ......................................... 1,777,993
21,000 CarMax Inc.† ............................................ 1,485,330
21,135 Costco Wholesale Corp. ............................ 11,940,430
109,700 CVS Health Corp. ...................................... 7,659,254
2,150 Dollar Tree Inc.† ....................................... 228,867
975 Lowe's Companies Inc. ............................. 202,644
1,050 NIKE Inc., Cl. B ......................................... 100,401
15,000 Rush Enterprises Inc., Cl. B ...................... 679,350
2,325 Starbucks Corp. ....................................... 212,203
1,450 Target Corp. ............................................. 160,326
2,550 The Home Depot Inc. ................................ 770,508
86,000 The Kroger Co. ......................................... 3,848,500
12,000 Walgreens Boots Alliance Inc. ................... 266,880
1,725 Walmart Inc. ............................................ 275,879
1,300 Zalando SE† ............................................. 29,042
39,039,547
Semiconductors  — 0.0%
1,900 Advanced Micro Devices Inc.† .................. 195,358
85 ARM Holdings plc, ADR† .......................... 4,549
199,907
Specialty Chemicals  — 0.8%
900 Air Products and Chemicals Inc. ............... 255,060
82,000 DuPont de Nemours Inc. .......................... 6,116,380
45,500 H.B. Fuller Co. .......................................... 3,121,755
500 International Flavors & Fragrances Inc. ..... 34,085
18,000 Rogers Corp.† .......................................... 2,366,460
20,000 Sensient Technologies Corp. ..................... 1,169,600
13,063,340
Telecommunications  — 1.3%
2,200 AT&T Inc. ................................................. 33,044
158,250 Deutsche Telekom AG, ADR ...................... 3,316,920
52,000 GCI Liberty Inc., Escrow† ......................... 0
14,000 Hellenic Telecommunications Organization
SA ........................................................ 204,557

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Telecommunications (Continued)
23,400 Hellenic Telecommunications Organization
SA, ADR ............................................... $ 164,034
5,600 Orange SA, ADR ....................................... 64,344
7,500 SoftBank Group Corp., ADR ...................... 157,875
2,436,200 Telecom Italia SpA† .................................. 762,657
36,000 Telefonica Brasil SA, ADR ......................... 307,800
271,000 Telefonica SA, ADR ................................... 1,102,970
686,250 Telephone and Data Systems Inc. .............. 12,565,237
102,800 Telesat Corp.† .......................................... 1,470,040
18,700 TIM SA, ADR ............................................ 278,630
1,000 VEON Ltd., ADR† ..................................... 19,500
19,150 Verizon Communications Inc. ................... 620,651
21,068,259
Transportation  — 1.2%
10,000 Canadian Pacific Kansas City Ltd. .............. 744,100
171,550 GATX Corp. .............................................. 18,669,786
825 Union Pacific Corp. ................................... 167,995
19,581,881
Wireless Communications  — 0.3%
85,750 America Movil SAB de CV, ADR ................. 1,485,190
215,000 Operadora De Sites Mexicanos SAB de CV 177,527
21,485 T-Mobile US Inc.† ..................................... 3,008,974
14,500 United States Cellular Corp.† .................... 623,065
5,294,756
TOTAL COMMON STOCKS .................. 1,633,349,504
CLOSED-END FUNDS  — 0.1%
2,000 Altaba Inc., Escrow† ................................. 4,680
10,700 Royce Global Value Trust Inc. ................... 93,202
78,000 Royce Value Trust Inc. .............................. 1,003,860
TOTAL CLOSED-END FUNDS ................ 1,101,742
PREFERRED STOCKS  — 0.0%
Electronics  — 0.0%
95 WESCO International Inc., Ser. A, 10.625% 2,509
Retail  — 0.0%
23,000 Qurate Retail Inc., 8.000%, 03/15/31 ........ 658,950
TOTAL PREFERRED STOCKS ............... 661,459
WARRANTS  — 0.0%
Energy and Utilities  — 0.0%
1,694 Weatherford International plc, expire
12/13/23† ............................................. 4,066
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 0.2%
$ 3,915,000 U.S. Treasury Bills,
5.378% to 5.462%††,
12/14/23 to 12/28/23 ............................ $ 3,869,441
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.0%
(Cost $446,270,519) ............................. $ 1,638,986,212
Shares
Market
Value
SECURITIES SOLD SHORT — (0.0)%
Environmental Services — (0.0)%
125 Veralto Corp. ............................... $ 10,570
TOTAL SECURITIES SOLD SHORT
(Proceeds received $10,772)(a) ......... $ 10,570
(a) At September 30, 2023, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust